Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2021
Notes Payable - Related Parties
Notes Payable - Related Parties

10. Notes Payable - Related Parties

For the year ended December 31, 2021, there was no interest expense in connection with notes payable – related parties. For the year ended December 31, 2020, interest expense in connection with notes payable – related parties was $88,941.

2016-19 Related Party Notes and 2020 Note Conversion

In 2016 through 2019, we issued convertible promissory notes to related parties, including 5% stockholders, executive officers and directors, in an aggregate principal amount of $1,562,728. On March 2, 2020, we entered into amendments to these convertible promissory notes with related parties, as well as to convertible promissory notes with unrelated parties (see note 9), that permitted us to convert all of the outstanding principal and accrued and unpaid interest payable thereon into shares of common stock at a reduced conversion rate equal to the purchase price of our common stock issued in the contemporaneous private placement offering. Pursuant thereto, we converted all of the outstanding principal and accrued and unpaid interest payable with respect to all convertible promissory notes (with related parties as well as with unrelated parties) into a total of 1,433,689 shares of our common stock at a conversion rate of $4.00 per share, with the exception of the 2019 related party notes. On March 2, 2020, $350,000 of the 2019 related party notes were converted into equity. On May 15, 2020, we repaid the remaining balance of $47,728 in cash.